Income Taxes - Reconciliation of gross unrecognized tax obligation (Details 4) (10-K) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 4	$ 2	$ 2
Increases in tax positions for prior years	4	3	0
Decreases in tax positions for prior years	(2)	0	0
Increases in tax positions for current years	10	0	0
Lapse in statute of limitations	0	(1)	0
Settlements with tax authorities	(1)	0	0
Balance at end of year	$ 15	$ 4	$ 2